Restricted Share Units - Schedule of Restricted Share Units (Details) (Parenthetical) - USD ($)			3 Months Ended		12 Months Ended
		Apr. 20, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Granted shares	[1],[2]				600,000
Stock-based compensation			$ 204,127
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Granted shares		400,000
Grant date and expire		5 years
Stock-based compensation			20,770		$ 17,384
Restricted Stock Units (RSUs) [Member] | Director [Member]
Granted shares		200,000
Grant date and expire		5 years
Stock-based compensation			$ 10,287				$ 8,274

[1]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $8,274 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The vesting of these RSUs results in stock-based compensation of $17,384 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.